Transactions with Related Parties, Convertible Promissory Notes - 6K (Details) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 12, 2015 USD ($) Installment $ / shares	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($) Installment Amendment $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 16, 2016 USD ($)	Dec. 14, 2015 USD ($)	Dec. 01, 2015 USD ($)	Sep. 07, 2015 USD ($) $ / shares
Applicable Limit [Abstract]
Beginning balance			$ 178,447	$ 0	$ 0
Additions			9,400	6,800	15,765	$ 0	$ 0
Ending balance		$ 178,447	178,064		178,447	0
Accumulated Deficit [Abstract]
Amortization of debt discount			688	227	334	0	0
Partial extinguishment of debt			0	200	200	0	0
Debt [Abstract]
Partial extinguishment of debt			0	(200)	(200)	0	0
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF				6,800	15,765
Intrinsic value of BCF			9,400
Consideration allocated to repurchase of BCF			0	200	200	0	$ 0
Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes		4,000			4,000
Applicable Limit [Abstract]
Beginning balance			4,000	0	0
Additions				4,000
Ending balance		4,000	4,000	4,000	4,000	0
Debt Discount [Abstract]
Beginning balance			(4,000)	0	0
Additions				(4,000)
Ending balance		(4,000)	(4,000)	(4,000)	(4,000)	0
Accumulated Deficit [Abstract]
Beginning balance			103	0	0
Amortization of debt discount		78	222	225	303
Partial extinguishment of debt				(200)	(200)
Ending balance		103	325	25	103	0
Debt [Abstract]
Beginning balance			103	0	0
Amortization (Note 12)		78	222	225
Partial extinguishment of debt				(200)	(200)
Ending balance		103	325	25	103	0
Additional Paid-in Capital [Abstract]
Beginning balance			3,800	0	0
Intrinsic value of BCF					4,000
Consideration allocated to repurchase of BCF				(200)	(200)
Ending balance		3,800	3,800		3,800	0
Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes		11,765			11,765
Applicable Limit [Abstract]
Beginning balance			11,765	0	0
Additions		8,965	9,400	2,800
Ending balance		11,765	21,165	2,800	11,765	0
Debt Discount [Abstract]
Beginning balance			(11,765)	0	0
Additions		(8,965)	(9,400)	(2,800)
Ending balance		(11,765)	(21,165)	(2,800)	(11,765)	0
Accumulated Deficit [Abstract]
Beginning balance			31	0	0
Amortization of debt discount		29	466	2	31
Ending balance		31	497	2	31	0
Debt [Abstract]
Beginning balance			31	0	0
Amortization (Note 12)		29	466	2
Ending balance		31	497	2	31	0
Additional Paid-in Capital [Abstract]
Beginning balance			11,765	$ 0	0
Intrinsic value of BCF					11,765
Intrinsic value of BCF			9,400
Ending balance		$ 11,765	$ 21,165		$ 11,765	$ 0
Jelco [Member] | Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes	$ 4,000
Number of consecutive payment installments | Installment	10		10
Frequency of periodic payment			Semi-annual
Installment payment	$ 200		$ 200
Balloon payment	$ 2,000		$ 2,000
Maturity date	Mar. 19, 2020		Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90		$ 0.90
Jelco [Member] | Unsecured Convertible Promissory Note [Member] | Maximum [Member]
Convertible Promissory Notes [Abstract]
Number of consecutive payment installments that can be deferred | Installment	3		3
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares											$ 0.90
Additional Paid-in Capital [Abstract]
Maximum principal amount available to be drawn								$ 21,165	$ 11,765	$ 9,765	$ 6,765
Decrease in Applicable Limit								$ (3,100)	$ (2,000)		$ (1,000)
Number of amendments | Amendment			7
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member] | Maximum [Member]
Additional Paid-in Capital [Abstract]
Tenor of note			5 years		5 years